Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2020
Depreciation and amortization
Schedule of depreciation and amortization

	March 31,
	2018	2019	2020
Depreciation	104,550	123,781	85,509
Amortization	321,050	457,965	502,992
Depreciation on right of use assets	—	—	77,868
Total	425,600	581,746	666,369